Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount reclassified from accumulated other comprehensive income
Net realized (losses) gains on investments	$ (1.1)	$ 0.2	$ 0.1
Provision for income taxes	(0.2)	0.3	0.2
Net (loss) income	(0.6)	1.2	1.0
AOCI | Reclassified from AOCI
Amount reclassified from accumulated other comprehensive income
Net realized (losses) gains on investments	1.1	(0.1)	(0.1)
Provision for income taxes	(0.2)	0.0	0.0
Net (loss) income	$ 0.9	$ (0.1)	$ (0.1)